Employee benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening Balance	$ 9,374
Closing Balance	10,675	$ 9,374
Employee benefits [member]
IfrsStatementLineItems [Line Items]
Opening Balance	349	900
Effects in the statement of income	16	(11)
Enrollments	18	30
Revision of provisions	(2)	(41)
Effects in cash and cash equivalents	(199)	(497)
Terminations in the period	(199)	(497)
Cumulative translation adjustment	26	(43)
Closing Balance	192	349
Current	75	207
Non-current	$ 117	$ 142